Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

16. SEGMENT REPORTING

Pursuant to ASC 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM reviews financial information of operating segments prepared based on U.S. GAAP when making decisions about allocating resources and assessing performance of the Group.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280). Consistent with ASU 2023-07, the Group evaluates its operating segments. For the three-month and six-month periods ended June 30, 2024 and 2025, the Group present financial information disaggregated by business components including (i) Educational programs and services and (ii) HybriU licensing and selling for internal management purposes.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues and cost of revenues and uses these results to evaluate the performance of, and to allocate resources to each of the segments. The CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.

	For the six months ended June 30,		For the three months ended June 30,
	2024	2025	2024	2025
	$	$	$	$
NET REVENUES
Educational programs and services	4,773	3,902	2,399	1,912
HybriU licensing and selling	—	1,178	—	854
Total net revenues	4,773	5,080	2,399	2,766
COST OF REVENUES
Educational programs and services	(2,208)	(2,049)	(1,064)	(1,071)
HybriU licensing and selling	—	(220)	—	(220)
Total cost of revenues	(2,208)	(2,269)	(1,064)	(1,291)

GROSS PROFIT	2,565	2,811	1,335	1,475
Operating expenses:
Selling and marketing	(550)	(499)	(251)	(273)
General and administrative	(2,280)	(1,642)	(944)	(771)
Research and development	(150)	(203)	(75)	(102)
Total operating expenses	(2,980)	(2,344)	(1,270)	(1,146)
OPERATING (LOSS) INCOME	(415)	467	65	329

OTHER INCOME (EXPENSES)
Interest income (expense), net	66	(41)	31	(29)
Other income, net	60	13	33	30
Gain on lease termination	—	1,492	—	1,492
Total other income	126	1,464	64	1,493

(LOSS) INCOME BEFORE INCOME TAX	(289)	1,931	129	1,822